Leases - Schedule of Information on Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease cost	$ 59.7	$ 62.4	$ 71.1
Cash paid for leases recognized in operating cash flows	62.8	65.2	70.5
Right-of-use assets obtained in exchange for new lease liabilities	77.8	72.0	$ 88.8
Right-of-use assets recognized in Other assets	$ 203.8	$ 196.4
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Lease liabilities recognized in Other current liabilities	$ 52.9	$ 53.0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Lease liabilities recognized in Other long-term liabilities	$ 174.4	$ 167.3
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Weighted-average remaining lease term	5 years 9 months 18 days	5 years 10 months 24 days
Weighted-average discount rate	2.80%	2.10%